Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the shareholders of the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other reserves	Retained earnings (deficit)	Non-controlling interest
Balance at beginning of period (in shares) at Dec. 31, 2021			203,530,979
Balance at end of period (in shares) at Jun. 30, 2022			203,530,979
Balance at the beginning of the year at Dec. 31, 2021			$ 203,531	$ 448,291	$ 1,004,094	$ 228	$ (13,631)	$ (472)
Changes in equity [abstract]
Capital contribution				175,488
Other comprehensive income	$ 196					196
Profit for the period	80,243						80,243
Cash dividends paid							0
Balance at the end of the year at Jun. 30, 2022	$ 1,897,968	$ 1,898,440	$ 203,531	623,779	1,004,094	424	66,612	(472)
Balance at beginning of period (in shares) at Dec. 31, 2022	222,622,889		222,622,889
Balance at end of period (in shares) at Jun. 30, 2023	222,622,889		222,622,889
Balance at the beginning of the year at Dec. 31, 2022	$ 2,259,899		$ 222,623	604,687	1,004,094	454	428,513	(472)
Changes in equity [abstract]
Capital contribution				0
Other comprehensive income	131					131
Profit for the period	430,300						430,300
Cash dividends paid							(394,043)
Balance at the end of the year at Jun. 30, 2023	$ 2,296,287	$ 2,296,759	$ 222,623	$ 604,687	$ 1,004,094	$ 585	$ 464,770	$ (472)